Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Liabilities [Abstract]
Summary of weighted-average assumptions of fair value calculations for warrants granted and subsequent revaluation
Six Months Ended
June 30, 2013
Expected dividend yield	0%
Expected stock price volatility	96-97%
Risk-free interest rate	.84–1.41%
Expected life of warrants	4.9-5.0 years
Number of warrants	640,351
Fair value of warrants	$317,614

Summary of derivative liabilities fair value measured on a recurring basis
		Fair Value Measurements at June 30, 2013
	Total Carrying Value at June 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$317,614	$-	$-	$317,614

Summary of changes in fair value of Level 3 financial liabilities
Six Months ended June 30, 2013
Beginning balance	$0
Initial valuation of derivative financial instruments	299,044
Net unrealized (gain) loss on derivative financial instruments	18,570
Ending balance	$317,614